ACQUISITIONS (Schedule of Purchase Price Allocation for Acquisition) (Details) - USD ($) $ in Thousands		Mar. 18, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill			$ 30,943	$ 17,467	$ 17,748
Appfluent [Member]
Business Acquisition [Line Items]
Cash and cash equivalents acquired		$ 595
Accounts receivables and other current assets		82
Deferred revenues		(504)
Trade payables, accrued expenses and other current liabilities		(154)
Non-current liabilities		(123)
Deferred taxes, net		(1,044)
Developed Technology	[1]	6,350
Customers Relationships	[2]	382
Goodwill		13,629
Total purchase price		$ 19,213
Appfluent [Member] | Developed technology [Member]
Business Acquisition [Line Items]
Amortization period		5 years
Appfluent [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Amortization period		7 years

[1]	Developed technology represents a combination of Appfluent's processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the straight line method.
[2]	Customer relationships represent the underlying relationships and agreements with Appfluent installed customer base and are amortized over 7 years using the accelerated method.